Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 14,183	$ 13,861	$ 13,209
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(1,446)	(1,104)	(667)
Property, plant and equipment, net	14,178	13,854	13,203
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,700	13,736	10,004
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,924	1,222	3,866
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19	18	14
Accumulated depreciation	(14)	(11)	(8)
Property, plant and equipment, net	$ 5	$ 7	$ 6